SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following the further expansion of module business and entering into the wafer business in 2011, the Group operated and viewed its performance in three segments. However, on September 28, 2012, the module business was disposed. Therefore, only two segments remained in 2013, 2014 and 2015. Furthermore, the Group's chief operating decision maker is not provided with asset information by segment. As such, no asset information by segment is presented. The following tables summarized the Group's revenue and cost generated from different revenue streams. Substantially all of its revenues are derived in the PRC. The Group's long lived assets and operations are substantially all located in the PRC.

The following table summarizes the Group's revenue by segment:

Year ended December 31, 2013	Polysilicon	Wafer	Elimination	Total
Revenue - External	$76,721,105	$32,278,700	$-	$108,999,805
Revenue - Intersegment	13,195,838	-	(13,195,838)	-
Total revenue	89,916,943	32,278,700	(13,195,838)	108,999,805
Total Cost of revenue	98,684,325	49,614,921	(13,195,838)	135,103,408
Gross loss	$(8,767,382)	$(17,336,221)	$-	$(26,103,603)

Year ended December 31, 2014	Polysilicon	Wafer	Elimination	Total
Revenue - External	$127,692,325	54,879,527	-	182,571,852
Revenue - Intersegment	29,424,883	-	(29,424,883)	-
Total revenue	157,117,208	54,879,527	(29,424,883)	182,571,852
Total Cost of revenue	119,703,550	47,861,811	(28,256,850)	139,308,511
Gross Profit	$37,413,658	7,017,716	(1,168,033)	43,263,341

Year ended December 31, 2015	Polysilicon	Wafer	Elimination	Total
Revenue – External	$125,916,457	56,124,511	-	182,040,968
Revenue - Intersegment	23,485,364	-	(23,485,364)	-
Total Revenue	149,401,821	56,124,511	(23,485,364)	182,040,968
Total Cost of revenue	121,193,840	46,763,308	(23,466,065)	144,491,083
Gross Profit	$28,207,981	9,361,203	(19,299)	37,549,885

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2013		2014		2015
Customer B		$19,644,488		$23,882,302		$18,125,773
Customer C	$	*		$18,210,196		$19,595,911
Customer D		$13,471,873	$	*	$	*
Customer J	$	*	$	*		$35,094,472
Customer K	$	*	$	*		$20,465,558

*	Represents less than 10%